Report Of The Directors Financial Review Risk Report - Central scenario 2021–2025 (Details) - Central scenario ECL	12 Months Ended
Dec. 31, 2020
– UK
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	2.80%
Unemployment rate, 5-year average	5.60%
House price growth, 5-year average	1.90%
Short term interest rate, 5-year average	0.20%
Probability	40.00%
– UK | Reporting year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	(11.00%)
Unemployment rate	4.60%
House price growth	2.30%
Short-term interest rate	0.30%
– UK | Not later than one year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	4.90%
Unemployment rate	6.90%
House price growth	(2.10%)
Short-term interest rate	0.10%
– UK | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	3.10%
Unemployment rate	5.80%
House price growth	0.90%
Short-term interest rate	0.10%
– UK | Two to three years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	2.40%
Unemployment rate	5.40%
House price growth	3.00%
Short-term interest rate	0.10%
– US
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	2.70%
Unemployment rate, 5-year average	5.30%
House price growth, 5-year average	4.00%
Short term interest rate, 5-year average	0.50%
Probability	65.00%
– US | Reporting year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	(4.10%)
Unemployment rate	8.30%
House price growth	6.00%
Short-term interest rate	0.70%
– US | Not later than one year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	3.80%
Unemployment rate	6.70%
House price growth	4.00%
Short-term interest rate	0.30%
– US | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	2.90%
Unemployment rate	5.80%
House price growth	4.30%
Short-term interest rate	0.30%
– US | Two to three years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	2.40%
Unemployment rate	4.90%
House price growth	4.00%
Short-term interest rate	0.40%
– Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	2.90%
Unemployment rate, 5-year average	4.00%
House price growth, 5-year average	2.30%
Short term interest rate, 5-year average	1.30%
Probability	70.00%
– Hong Kong | Reporting year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	(6.40%)
Unemployment rate	5.80%
House price growth	(0.80%)
Short-term interest rate	1.20%
– Hong Kong | Not later than one year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	4.30%
Unemployment rate	5.00%
House price growth	(2.20%)
Short-term interest rate	1.00%
– Hong Kong | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	2.90%
Unemployment rate	3.90%
House price growth	2.40%
Short-term interest rate	1.10%
– Hong Kong | Two to three years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	2.60%
Unemployment rate	3.80%
House price growth	5.20%
Short-term interest rate	1.20%
Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	5.60%
Unemployment rate, 5-year average	4.00%
House price growth, 5-year average	4.70%
Short term interest rate, 5-year average	3.10%
Probability	80.00%
Mainland China | Reporting year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	2.00%
Unemployment rate	3.90%
House price growth	2.30%
Short-term interest rate	3.20%
Mainland China | Not later than one year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	7.80%
Unemployment rate	4.10%
House price growth	4.70%
Short-term interest rate	2.90%
Mainland China | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	5.30%
Unemployment rate	4.20%
House price growth	5.70%
Short-term interest rate	3.00%
Mainland China | Two to three years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	5.20%
Unemployment rate	4.10%
House price growth	5.00%
Short-term interest rate	3.10%
Canada
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	2.90%
Unemployment rate, 5-year average	6.80%
House price growth, 5-year average	2.70%
Short term interest rate, 5-year average	0.80%
Probability	70.00%
Canada | Reporting year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	(6.10%)
Unemployment rate	9.60%
House price growth	5.70%
Short-term interest rate	0.80%
Canada | Not later than one year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	5.00%
Unemployment rate	7.90%
House price growth	2.10%
Short-term interest rate	0.50%
Canada | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	3.10%
Unemployment rate	6.80%
House price growth	2.00%
Short-term interest rate	0.60%
Canada | Two to three years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	2.40%
Unemployment rate	6.50%
House price growth	3.10%
Short-term interest rate	0.80%
– France
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	2.90%
Unemployment rate, 5-year average	9.00%
House price growth, 5-year average	2.80%
Short term interest rate, 5-year average	(0.50%)
Probability	40.00%
– France | Reporting year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	(9.70%)
Unemployment rate	7.90%
House price growth	4.40%
Short-term interest rate	(0.40%)
– France | Not later than one year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	5.90%
Unemployment rate	10.00%
House price growth	(0.50%)
Short-term interest rate	(0.50%)
– France | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	2.90%
Unemployment rate	9.10%
House price growth	4.10%
Short-term interest rate	(0.50%)
– France | Two to three years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	2.20%
Unemployment rate	8.80%
House price growth	4.10%
Short-term interest rate	(0.50%)
UAE
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	3.40%
Unemployment rate, 5-year average	2.70%
House price growth, 5-year average	0.00%
Short term interest rate, 5-year average	1.00%
Probability	65.00%
UAE | Reporting year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	(6.30%)
Unemployment rate	3.10%
House price growth	(11.60%)
Short-term interest rate	1.00%
UAE | Not later than one year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	3.00%
Unemployment rate	2.70%
House price growth	(9.80%)
Short-term interest rate	0.80%
UAE | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	3.60%
Unemployment rate	2.60%
House price growth	(1.30%)
Short-term interest rate	0.80%
UAE | Two to three years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	3.90%
Unemployment rate	2.70%
House price growth	2.60%
Short-term interest rate	0.90%
Mexico
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	2.60%
Unemployment rate, 5-year average	4.60%
House price growth, 5-year average	4.20%
Short term interest rate, 5-year average	5.20%
Probability	65.00%
Mexico | Reporting year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	(9.70%)
Unemployment rate	5.40%
House price growth	5.50%
Short-term interest rate	5.70%
Mexico | Not later than one year
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	3.70%
Unemployment rate	5.30%
House price growth	3.40%
Short-term interest rate	4.50%
Mexico | One to two years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	2.50%
Unemployment rate	4.70%
House price growth	5.00%
Short-term interest rate	4.70%
Mexico | Two to three years
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	2.40%
Unemployment rate	4.50%
House price growth	4.60%
Short-term interest rate	5.20%